Annual Total Returns[BarChart] - PROFUND VP EUROPE 30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.88%)	16.60%	21.64%	(8.65%)	(10.88%)	7.81%	19.71%	(14.13%)	17.79%	(9.23%)